ENVIRONMENTAL REHABILITATION AND OTHER PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Disclosure of environmental rehabilitation and other provisions

Figure in millions	Provision for decommissioning	Provision for restoration	Provision for silicosis	Other provisions (2)	Total

Balance at 1 January 2023	162	416	35	64	677
Changes in estimates - recognised in profit or loss (1)	—	48	(6)	28	70
Change in estimates - capitalised (1)	4	—	—	—	4
Reclassifications	—	—	(2)	2	—
Utilised during the year	—	(28)	(11)	(21)	(60)
Unwinding of provision	6	17	2	1	26
Translation	1	(1)	(1)	—	(1)
Balance at 31 December 2023	173	452	17	74	716
Current	1	46	1	32	80
Non-current	172	406	16	42	636

US Dollars
Figures in millions	2023

Expected cash flows
Within one year	80
Between one and two years	50
Between two and five years	212
After five years	374
716
Sensitivity analysis - Provision for decommissioning (3)
A change in discount rates and cash flows have a significant impact on the amounts recognised in the statement of financial position. A 10% change in the discount rate and cash flows would have the following impact:

Effect of increase in assumptions:
10% change in discount rate	(8)
10% change in cash flows	17
Effect of decrease in assumptions:
10% change in discount rate	8
10% change in cash flows	(17)

Sensitivity analysis - Provision for restoration (3)
A change in discount rates and cash flows have a significant impact on the amounts recognised in the income statement. A 10% change in the discount rate and cash flows would have the following impact:
Effect of increase in assumptions:
10% change in discount rate	(10)
10% change in cash flows	45
Effect of decrease in assumptions:
10% change in discount rate	10
10% change in cash flows	(45)

Sensitivity analysis - Provision for silicosis (3)
Significant judgements are applied in estimating the costs required to settle any qualifying silicosis claims and are based on certain assumptions which includes the number of claimants, take-up rates and disease progression rates. A 10% change in these assumptions would have the following impact:

Effect of increase in assumptions:
10% change in take-up rates	5
10% change in number of cases	5
10% change in disease progression rate	2
Effect of decrease in assumptions:
10% change in take-up rates	(5)
10% change in number of cases	(5)
10% change in disease progression rate	(2)

(1)The change in estimates relating to the provision for decommissioning and restoration is attributable to shifts in discount rates from  global economic assumption changes, alterations in mine plans affecting cash flows, updates in design for closure of tailings storage facilities and in revised methodology following requests from the environmental regulatory authorities. These provisions are expected to unwind beyond the end of the life-of-mine.
(2)Other provisions comprise claims filed by former employees in respect of loss of employment, work-related accident injuries and diseases, governmental fiscal claims relating to levies, surcharges and environmental legal disputes and an onerous provision in Yatela. These liabilities are expected to be settled over the next five-year period.
(3)The sensitivity analysis is based on the change of a single assumption, keeping all other assumptions constant. This may not be the case in practice where changes in assumptions may result in correlated changes in other assumptions, and a change in the provision amount.
Inflation and discount rates applied
Significant judgement is applied in estimating the cost of rehabilitation that will be required in future to rehabilitate the Group’s mines, related surface infrastructure and tailings storage facilities. The final cost may significantly differ from current estimates.
The following inflation and discount rates were used in the calculation of the decommissioning and restoration provisions:

2023

Group rates (excluding Australia)
USD inflation rate (range)	2.1% - 2.6%
USD discount rate (range)	3.9% - 4.6%

Australia
AUD inflation rate (range)	2.4% - 3.5%
AUD discount rate (range)	3.6% - 3.7%

Disclosure of discount rates and inflation	The following inflation and discount rates were used in the calculation of the decommissioning and restoration provisions:

2023

Group rates (excluding Australia)
USD inflation rate (range)	2.1% - 2.6%
USD discount rate (range)	3.9% - 4.6%

Australia
AUD inflation rate (range)	2.4% - 3.5%
AUD discount rate (range)	3.6% - 3.7%